SUBSEQUENT EVENTS (Details Narrative) - USD ($)			12 Months Ended
	Feb. 01, 2024	Jan. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 28, 2024	Nov. 28, 2023	Oct. 25, 2023	Oct. 23, 2023	May 12, 2023	Feb. 06, 2023	Dec. 09, 2022	Aug. 09, 2022	Jul. 01, 2022	Nov. 05, 2021	Sep. 24, 2021	Aug. 03, 2021	Jul. 02, 2021	Jun. 30, 2021
Subsequent Event [Line Items]
Repayment of convertible debt			$ 1,000,208	$ 1,408,364
Warrants issued shares									210,085			19,450	19,450	3,011	1,507		4,608	78,751
Exercise price			$ 1.5675						$ 3.64			$ 170.04	$ 170.04	$ 1,831.20	$ 1,831.20	$ 2,400.00		$ 2,760.00
Warrant [Member]
Subsequent Event [Line Items]
Warrants issued shares						2,511,394	1,255,697		3,727,813	318,451	549,993
Exercise price							$ 1.5675	$ 1.5675	$ 0.125		$ 16.80
Common Stock [Member]
Subsequent Event [Line Items]
Common stock, shares issued			408,580	181,999
Minimum [Member]
Subsequent Event [Line Items]
Share price									16.80
Exercise price			$ 2,402.40															2,400.00
Minimum [Member] | Warrant [Member]
Subsequent Event [Line Items]
Exercise price									3.64	$ 8.58
Maximum [Member]
Subsequent Event [Line Items]
Share price									187.20
Exercise price																		$ 2,760.00
Maximum [Member] | Warrant [Member]
Subsequent Event [Line Items]
Exercise price									$ 4.86	$ 12.60
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares issued		700,000
Warrants issued shares					3,601,752
Exercise price					$ 1.6375
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrants issued shares					7,203,504
Exercise price					$ 4,700,000
Warrants to purchase common shares					$ 3,601,752
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Warrants issued shares					252,123
Exercise price					$ 1.06
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Share price					3.637
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Share price					1.31
Subsequent Event [Member] | Two Thousand Twenty Three Notes [Member]
Subsequent Event [Line Items]
Common stock, shares issued		1,300,000
Repayment of convertible debt	$ 1,000,000.0	$ 1,200,000
Exercise price					$ 2.1